Results from financial transactions	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Results from financial transactions
10 Results from financial transactions

Results from financial transactions comprise:	2021	2020	2019

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	785	191	279

Realized gains and (losses) on financial investments	510	132	399

Gains and (losses) on investments in real estate	253	74	317

Net fair value change of derivatives	(1,468)	128	1,130

Net fair value change on account of policyholder financial assets at fair value through profit or loss	23,811	20,982	33,188

Net fair value change on investments in real estate for account of policyholders	46	(36)	(18)

Net foreign currency gains and (losses)	347	(93)	77

Net fair value change on borrowings and other financial liabilities	(13)	18	15

Total	24,270	21,397	35,386

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives comprise:	2021	2020	2019

Shares	101	(42)	99

Debt securities and money market investments	(46)	30	85

Other	730	203	95

Total	785	191	279
Other mainly includes net fair value changes of limited partnerships such as hedge and private equity funds.

Realized gains and losses on financial investments comprise:	2021	2020	2019

Shares	17	3	11

Debt securities and money market investments	396	153	372

Loans	126	20	32

Other	(30)	(43)	(16)

Total	510	132	399

Realized gains and losses on financial investments comprise:	2021	2020	2019

Available-for-sale investments	384	112	368

Loans	126	20	32

Total	510	132	399

Net fair value change of derivatives comprise:	2021	2020	2019

Net fair value change on economic hedges where no hedge accounting is applied	(3,101)	2,182	2,281

Net fair value change on bifurcated embedded derivatives	1,630	(2,053)	(1,153)

Ineffective portion of hedge transactions to which hedge accounting is applied	2	-	1

Total	(1,468)	128	1,130

The ineffective portion of hedge transactions to which hedge accounting is applied comprises:	2021	2020	2019

Fair value change on hedging instruments in a fair value hedge	(4)	10	(1)

Fair value change on hedged items in a fair value hedge	6	(10)	2

Ineffectiveness fair value hedge	1	-	1

Ineffectiveness cash flow hedges	1	-	-

Total	2	-	1

Net fair value change on for account of policyholder financial assets
at fair value through profit or loss comprise:	2021	2020	2019

Shares	4,560	1,396	4,591

Debt securities and money market investments	(1,007)	588	863

Unconsolidated investment funds	20,927	17,681	26,450

Derivatives	(669)	1,318	1,284

Total	23,811	20,982	33,188
Net fair value change on for account of policyholder financial assets at fair value through profit or loss increased in 2021 compared to 2020, mainly from more favorable equity markets. Net fair value changes on for account of policyholder financial assets at fair value through profit or loss are offset by changes in technical provisions reported as part of the lines Change in valuation of liabilities for insurance contracts and Change in valuation of liabilities for investment contracts in note 12 Policyholder claims and benefits.

Net fair value change on borrowings and other financial liabilities	2021	2020	2019

Borrowings	-	16	8

Other financial liabilities	(13)	2	7

Total	(13)	18	15

Aegon N.V [member]
Statement [LineItems]
Results from financial transactions
4 Results from financial transactions

	2021	2020

Net fair value change of derivatives	5	(2)

Net foreign currency gains and (losses)	(1)	4

Total	3	2
Net fair value change of derivatives mostly comprises of fair value changes on derivatives that are designated as economic hedges for which no hedge accounting is applied.